Basis of preparation - Impact of the adoption of IFRS 9 and IFRS 15 (Details) - EUR (€) € / shares in Units, € in Millions		6 Months Ended	12 Months Ended
	Apr. 01, 2018	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Jan. 04, 2018	Mar. 31, 2016
Impact of the adoption of IRFS 9 and IFRS 15
Equity	€ 70,943		€ 63,445	€ 68,607	€ 73,719	€ 2,464	€ 85,136
Non-current assets
Goodwill	26,734		23,353	26,734
Other intangible assets	16,523		17,652	16,523
Plant, property and equipment	28,325		27,432	28,325
Investments in associates and joint ventures	2,765		3,952	2,538
Other investments	3,192		870	3,204
Deferred tax assets	25,551		24,753	26,200
Post employment benefits	110		94	110
Trade and other receivables	4,856		5,170	4,026
Contract assets	843		531	350
Trade receivables	421		376	435
Deferred acquisition costs	340		366
Fulfilment costs	11		9
Total non-current assets	108,056		103,276	107,660
Current assets
Inventory	620		714	581
Taxation recoverable	106		264	106
Trade and other receivables	12,104		12,190	9,975
Contract assets	3,402		3,671	2,257
Trade receivables	4,811		4,701	4,967
Deferred acquisition costs	1,097		1,067
Fulfilment costs	43		65
Other investments	8,795		13,012	8,795
Cash and cash equivalents	4,674		13,637	4,674
Total current assets	26,299		39,817	24,131
Assets held for sale	13,820			13,820
Total assets	148,175		142,862	145,611
Equity
Called up share capital	4,796		4,796	4,796
Additional paid-in capital	150,197		152,503	150,197
Treasury shares	(8,463)		(7,875)	(8,463)
Accumulated losses	(104,462)		(116,725)	(106,695)
Accumulated other comprehensive income	27,832		29,519	27,805
Total attributable to owners of the parent	69,900		62,218	67,640
Non-controlling interests	1,043		1,227	967
Total non-controlling interests	1,043		1,227	967
Total equity	70,943		63,445	68,607	73,719	€ 2,464	€ 85,136
Non-current liabilities
Long-term borrowings	32,908		48,685	32,908
Deferred tax liabilities	785		478	644
Post employment benefits	520		551	520
Provisions	1,065		1,242	1,065
Trade and other payables	2,853		2,938	2,843
Contract liabilities	247		574	237
Total non-current liabilities	38,131		53,894	37,980
Current liabilities
Short-term borrowings	8,513		4,270	8,513
Financial liabilities under put option arrangements	1,838		1,844	1,838
Taxation liabilities	541		596	541
Provisions	891		1,160	891
Trade and other payables	16,319		17,653	16,242
Contract liabilities	1,716		1,818	1,678
Other payables	1,385		1,410	1,346
Total current liabilities	28,102		25,523	28,025
Liabilities held for sale	10,999			10,999
Total equity and liabilities	148,175		142,862	145,611
Consolidated income statement
Revenue			43,666	46,571	47,631
Cost of sales			(30,160)	(32,771)	(34,576)
Gross profit			13,506	13,800	13,055
Selling and distribution expenses			(3,891)	(4,011)	(4,349)
Administrative expenses			(5,410)	(5,116)	(5,491)
Share of results of equity accounted associates and joint ventures			(908)	(59)	47
Impairment losses			(3,525)
Other (expense)/income			(148)	213	1,052
Operating (loss)/profit			(951)	4,299	3,725
Non-operating income and expense			(7)	(32)	(1)
Investment income			433	685	474
Finance costs			(2,088)	(1,074)	(1,406)
(Loss)/profit before taxation			(2,613)	3,878	2,792
Income tax (expense)/credit			(1,496)	879	(4,764)
(Loss)/profit for the financial year from continuing operations			(4,109)	4,757	(1,972)
Loss for the financial year from discontinued operations			(3,535)	(1,969)	(4,107)
(Loss)/profit for the financial year			(7,644)	2,788	(6,079)
Attributable to:
Owners of the parent			(8,020)	2,439	(6,297)
Non-controlling interests			376	349	218
(Loss)/profit for the financial year			€ (7,644)	€ 2,788	€ (6,079)
Earnings/(loss) per share
Basic - From continuing operations (in eurocents per share)			€ (0.1625)	€ 0.1587	€ (0.0783)
Diluted - From continuing operations (in eurocents per share)			(0.1625)	0.1582	(0.0783)
Basic - Total Group (in eurocents per share)			(0.2905)	0.0878	(0.2251)
Diluted - Total Group (in eurocents per share)			€ (0.2905)	€ 0.0876	€ (0.2251)
Impact of adoption of IFRS 9
Impact of the adoption of IRFS 9 and IFRS 15
Equity	(202)
Non-current assets
Other investments	(12)
Deferred tax assets	50
Trade and other receivables	(21)
Contract assets	(7)
Trade receivables	(14)
Total non-current assets	17
Current assets
Trade and other receivables	(220)
Contract assets	(64)
Trade receivables	(156)
Total current assets	(220)
Total assets	(203)
Equity
Accumulated losses	(224)
Accumulated other comprehensive income	27
Total attributable to owners of the parent	(197)
Non-controlling interests	(5)
Total non-controlling interests	(5)
Total equity	(202)
Non-current liabilities
Deferred tax liabilities (adjustment)	(1)
Total non-current liabilities	(1)
Current liabilities
Total equity and liabilities	(203)
Impact of adoption of IFRS 15
Impact of the adoption of IRFS 9 and IFRS 15
Contract assets		€ (6)
Contract liabilities		(100)
Increase in net deferred tax liabilities		€ 20
Increase in equity	74
Equity	2,538		€ (1,927)
Non-current assets
Goodwill			409
Investments in associates and joint ventures	227		(156)
Deferred tax assets			652
Deferred tax assets (adjustment)	(699)
Trade and other receivables	851		(555)
Contract assets	500		(180)
Deferred acquisition costs	340		(366)
Fulfilment costs	11		(9)
Total non-current assets	379
Current assets
Inventory	39		(48)
Trade and other receivables	2,349		(2,379)
Contract assets	1,209		(1,247)
Deferred acquisition costs	1,097		(1,067)
Fulfilment costs	43		(65)
Total current assets	2,388
Assets held for sale			(15)
Total assets	2,767		(2,092)
Equity
Accumulated losses	2,457		(1,878)
Accumulated other comprehensive income			27
Total attributable to owners of the parent	2,457		(1,851)
Non-controlling interests	81		(76)
Total non-controlling interests	81		(76)
Total equity	2,538		(1,927)
Non-current liabilities
Deferred tax liabilities	142
Deferred tax liabilities (adjustment)			(71)
Trade and other payables	10		(2)
Contract liabilities	10		(2)
Total non-current liabilities	152
Current liabilities
Trade and other payables	77		(92)
Contract liabilities	38		(43)
Other payables	39
Total current liabilities	77
Total equity and liabilities	€ 2,767		(2,092)
Consolidated income statement
Impairment losses			€ (406)